Share-based payments - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information related to stock options
Share-based compensation expenses related to share options granted	¥ 1,010,013	¥ 951,048	¥ 688,083
Fair value of shares vested	471,325	297,577	65,165
Employees
Additional information related to stock options
Share-based compensation expenses related to share options granted	247,648	317,503	¥ 65,165
Executives and employees
Additional information related to stock options
Unrecognized compensation cost related to unvested share options granted	¥ 1,056,206	¥ 1,319,259
Weighted-average period over which unrecognized compensation cost is to be recognized	4 years